Argentina's Hyperinflationary Economy (Tables)	12 Months Ended
Dec. 31, 2019
ARGENTINA’S HYPERINFLATIONARY ECONOMY
Hyperinflationary general price index

General price index
From January 2015 to December 2017	85.52%
From January to December 2018	47.83%
From January to December 2019	53.64%

Effects of hyperinflation on Consolidated Statements of Financial Position and Comprehensive Income

	As of December 31,
Result due to Hyperinflation	2019	2018
	ThCh$	ThCh$
Intangible assets other than goodwill	203	180
Property, plant and equipment	1,132,453	1,035,084
Equity	(5,805,120)	(3,743,959)
Other Services Provision	(664,454)	(1,189,452)
Other Variable Provisioning and Services	431	21,503
Employee benefits expenses	166,715	143,148
Other Fixed Operating Expenses	127,226	147,975
Financial income	(367,059)	(268,511)
Financial costs	44,707	67,707
Result due to Hyperinflation *	(5,364,898)	(3,786,325)